Financial assets and liabilities (Details 6) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Financial assets, carrying amount	$ 612,568,786	$ 996,338,063
Financial assets, fair value	612,568,786	996,338,063
Financial liabilities, carrying amount	380,790,367	729,909,980
Financial assets, fair value	380,762,336	729,053,923
Trade And Other Receivables [Member]
IfrsStatementLineItems [Line Items]
Financial assets, carrying amount	354,449,512	687,866,964
Financial assets, fair value	354,449,512	687,866,964
Other Financial Assets [Member]
IfrsStatementLineItems [Line Items]
Financial assets, carrying amount	254,276,870	279,137,265
Financial assets, fair value	254,276,870	279,137,265
Cash And Cash Equivalent [Member]
IfrsStatementLineItems [Line Items]
Financial assets, carrying amount	3,842,404	29,333,834
Financial assets, fair value	3,842,404	29,333,834
Loans And Borrowings [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities, carrying amount	380,790,367	729,909,980
Financial assets, fair value	$ 380,762,336	$ 729,053,923